TDAM Institutional U.S. Government Fund | TDAM Institutional U.S. Government Fund
TDAM Institutional U.S. Government Fund
Investment Objective
The TDAM Institutional U.S. Government Fund (the “Institutional U.S. Government Fund”) seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of $1.00 per share.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional U.S. Government Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees TDAM Institutional U.S. Government Fund	Institutional	Institutional Service
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TDAM Institutional U.S. Government Fund	Institutional	Institutional Service
Management Fees	0.10%	0.10%
Distribution (12b-1) Fees	none	none
Shareholder Servicing Fees	none	0.25%
All Other Expenses	0.06%	0.06%
Total Other Expenses	0.06%	0.31%
Total Annual Fund Operating Expenses	0.16%	0.41%

Example
This Example is intended to help you compare the cost of investing in the Institutional U.S. Government Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional U.S. Government Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional U.S. Government Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example TDAM Institutional U.S. Government Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional	16	52	90	205
Institutional Service	42	132	230	518

Investment Strategies
The Institutional U.S. Government Fund is a money market fund. The Institutional U.S. Government Fund invests in high quality money market securities that the Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The Institutional U.S. Government Fund invests primarily in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements backed by such obligations. The Institutional U.S. Government Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in government securities.

Principal Risks
Interest Rate Risk — The income from the Institutional U.S. Government Fund will vary with changes in prevailing interest rates.

Credit Risk — Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its coupon or maturity in full on a timely basis. The Institutional U.S. Government Fund reduces credit risk by investing primarily in U.S. government and agency securities. However, not all of these securities in which the Institutional U.S. Government Fund may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit.

Prepayment Risk — Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Institutional U.S. Government Fund to reinvest assets in lower yielding securities.

Regulatory Risk — Changes in government regulations may adversely affect the value of a security held by the Institutional U.S. Government Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Institutional U.S. Government Fund. The SEC or Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Institutional U.S. Government Fund.

An investment in the Institutional U.S. Government Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Institutional U.S. Government Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance
The following bar chart and table illustrate the risks of investing in the Institutional Class of the Institutional U.S. Government Fund. The bar chart shows changes in the Institutional Class’ performance from year to year. The returns for the Institutional Service Class of the Institutional U.S. Government Fund will vary from the returns of the Institutional Class as a result of differences in expenses applicable to each Class. The table below shows average annual total returns of each Class of the Institutional U.S. Government Fund. Of course, past performance is not necessarily an indication of how the Institutional U.S. Government Fund will perform in the future. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

ANNUAL TOTAL RETURN for the periods ended 12/31 each year Institutional U.S. Government Fund - Institutional Class

For the periods covered by the bar chart, the highest and lowest quarterly returns were 1.30% (for the quarter ended 9/30/07) and 0.00% (for the quarter ended 3/31/12), respectively.
AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/12
Average Annual Returns TDAM Institutional U.S. Government Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional	[1]	0.01%	0.49%	1.27%	Dec. 18, 2006
Institutional Service	[1]	0.01%	0.42%	1.17%	Dec. 18, 2006
[1]	As of 12/31/12, the 7-day yields for the Institutional U.S. Government Fund - Institutional Class and Institutional Service Class were 0.01% and 0.01%, respectively.